Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION Noncash activities are presented in Table 1.1, including information on transfers affecting MHFS, LHFS, and MSRs.

Table 1.1: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2017	2016	2015
Trading assets retained from securitizations of MHFS	$52,435	72,399	46,291
Transfers from loans to MHFS	5,500	6,894	9,205
Transfers from available-for-sale to held-to-maturity securities	50,405	4,161	4,972
Deconsolidation of reverse mortgages previously sold:
Loans	—	3,807	—
Long-term debt	—	3,769	—